Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating losses			$ 445,673	$ 155,178
Research and development tax credit			22,086	8,234
Nonqualified stock options			2,351
Business interest expense			983	970
Equipment			668
Gross deferred tax assets			471,761	164,382
Valuation allowance			(418,227)	(99,179)
Total deferred tax assets			53,534	65,203
Deferred tax liabilities
Equipment				(1,447)
Intangible assets			(35,985)	(50,088)
Goodwill			(21,935)	(17,085)
Deferred tax liabilities			(57,920)	(68,620)
Net deferred tax liability			(4,386)	(3,417)
Federal benefit at statutory rate			(239,001)	(81,064)
State taxes, net of federal benefit			(27,523)	(10,786)
Deferred tax expense (benefit)	$ 700	$ 150	970	(79,870)
Tax benefit (taxes on income), net	(700)	(150)	(970)	79,870
Four Cubed Management Llc [Member]
Federal benefit at statutory rate		36,000	28,488	86,551
State taxes, net of federal benefit		21,351	15,384	45,455
Deferred tax expense (benefit)		(7,000)	20,000	(12,000)
Tax benefit (taxes on income), net		$ 50,351	63,872	120,006
Deferred tax asset
Accrued liabilities	5,500		5,500	25,500
Deferred tax asset	$ 5,500		$ 5,500	$ 25,500